Risk Management - Summary of Ratio of Highly Probable Future Exports to Debt Instruments (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Later Than One Year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (5,063)
Later than two years and not later than three years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(3,487)
Later than three years and not later than four years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(2,812)
Later than four years and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(2,401)
2022 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(2,730)
Later than six years and not later than seven years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(1,455)
Later than seven years and not later than eight years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(311)
Later Than Eight Years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	3,751
Average [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (14,508)